ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2023
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 5 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of June 30, 2023 and December 31, 2022:

	June 30,	December 31,
	2023	2022
Accounts receivable	$134,132	$6,273,276
Less: Allowance for doubtful accounts	–	(3,320,983)
Accounts receivable, net	$134,132	$2,952,293